Fair Value Measurements (Details) - Schedule of sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities - Jasper Therapeutics, Inc. [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative tranche liability
Fair value, beginning	$ 8,158		$ 4,053
Initial fair value of derivative instrument				$ 4,309
Change in fair value included in other income (expense), net	3,501	10,875	2,158	(256)
Settlement of obligation	(11,659)	(6,770)
Fair value, ending		$ 8,158	$ 6,211	$ 4,053